INVENTORIES - ALLOWANCE FOR DIMINUTION IN VALUE OF INVENTORIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES.
Balance at beginning of year	¥ 4,897	¥ 3,107	¥ 2,597
Allowance for the year	6,407	3,148	11,689
Reversal of allowance	(85)	(18)	(333)
Written off	(4,530)	(1,300)	(10,795)
Others	(106)	(40)	(51)
Balance at end of year	6,583	4,897	3,107
Costs of inventories recognized as an expense	¥ 2,774,951	¥ 2,177,141	¥ 1,657,227